LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

Effective January 1, 2013, each fund will be renamed as listed in Schedule A.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST

Current Name	New Name	Date of Prospectus and SAI
Legg Mason ClearBridge Aggressive Growth Fund	ClearBridge Aggressive Growth Fund	December 31, 2011
Legg Mason ClearBridge Appreciation Fund	ClearBridge Appreciation Fund	February 29, 2012
Legg Mason ClearBridge Equity Fund	ClearBridge Equity Fund	February 29, 2012
Legg Mason ClearBridge Equity Income Builder Fund	ClearBridge Equity Income Fund	May 1, 2012
Legg Mason ClearBridge Fundamental All Cap Value Fund	ClearBridge All Cap Value Fund	January 31, 2012
Legg Mason ClearBridge Large Cap Growth Fund	ClearBridge Large Cap Growth Fund	March 31, 2012
Legg Mason ClearBridge Large Cap Value Fund	ClearBridge Large Cap Value Fund	February 29, 2012
Legg Mason ClearBridge Mid Cap Core Fund	ClearBridge Mid Cap Core Fund	February 29, 2012
Legg Mason ClearBridge Mid Cap Growth Fund	ClearBridge Mid Cap Growth Fund	February 29, 2012
Legg Mason ClearBridge Small Cap Growth Fund	ClearBridge Small Cap Growth Fund	February 29, 2012
Legg Mason ClearBridge Small Cap Value Fund	ClearBridge Small Cap Value Fund	January 31, 2012
Legg Mason ClearBridge Tactical Dividend Income Fund	ClearBridge Tactical Dividend Income Fund	February 29, 2012

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus and Statement of Additional Information:

Effective on or about December 5, 2012, the name of the fund’s subadviser will change from ClearBridge Advisors, LLC to ClearBridge Investments, LLC.

Please retain this supplement for future reference.

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